BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies [Text Block]
NOTE 1 – BACKGROUND AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Littlefield Corporation actively participates in the U.S. charitable bingo market.  The Company’s corporate headquarters is located in Austin, Texas, and the Company operates primarily through wholly owned subsidiaries in Texas, South Carolina, Alabama and Florida.  The Company generates its revenues from bingo centers in all four states.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Littlefield Corporation and its subsidiaries (herein collectively referred to as the “Company”).  All significant intercompany accounts and transactions have been eliminated in the consolidation.

Reclassifications

Certain amounts in the prior periods presented have been reclassified to conform to the current period financial statement presentation. These reclassifications have no effect on previously reported net income (loss).

Management Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and highly liquid investments with maturities of three months or less at the date of acquisition or which are readily convertible to cash without penalty.

Accounts Receivable

Accounts receivable consist of amounts due from charitable organizations that conduct bingo events at the Company’s various bingo centers, and are generally payable within one month of the event.  Receivables also include rent due from operators of concessions located within certain bingo centers.  Accounts receivable are not secured.  Management provides an allowance for doubtful accounts, which reflects its estimate of the uncollectible receivables.  In the event of non-performance, the maximum exposure to the Company is the recorded amount of receivables, net of allowance for doubtful accounts, at the balance sheet date.

Property and Equipment

The cost of equipment, furniture and fixtures is depreciated over the estimated useful lives of the assets ranging from two to seven years, using the straight-line method.  Leasehold improvements are amortized over the lesser of the remaining term of the lease or the estimated useful lives.  Buildings are amortized over forty years, which approximates their estimated useful lives.  Building improvements are amortized over their estimated useful lives ranging from seven to forty years.  Upon sale, retirement or abandonment of assets, the related cost and accumulated depreciation are eliminated from the accounts and gains or losses are reflected in income.  Repairs and maintenance expenses, which do not extend asset lives, are expensed as incurred.

Advertising

Advertising costs are expensed when incurred or the first time the advertising takes place.  During 2010, the Company had advertising expenses of approximately $47,000 compared to approximately $43,000 in 2009.

Goodwill and Intangible Assets

Intangible assets, which primarily consist of goodwill, bingo licenses and non-compete covenants resulting from the acquisition of bingo entities are periodically reviewed by management to evaluate the future economic benefits or potential impairments, which may affect their recorded values.  Goodwill represents the excess of the cost of assets acquired over the fair market value of those tangible assets on the date of their acquisition.  Under FASB ASC 350, Intangibles – Goodwill and Other (FASB ASC 350), goodwill acquired in a business combination for which the acquisition date is after June 30, 2001, shall not be amortized, but shall be reviewed for impairment in value.

Since 2002, goodwill and intangible assets with indefinite lives are no longer amortized.  These indefinite-lived assets only pertain to halls in the State of Texas.  The Company has one class of asset that is classified as indefinite and not subject to periodic amortization.  This class of asset is known as a “Grandfathered” license”.   In discussing these Grandfathered licenses, a distinction should be made as to the types of bingo licenses the Company owns.  There are two classes of commercial lessor licenses in Texas:  Grandfathered and Tier.  The Grandfathered license refers to any license that was in existence prior to 1989 in which a non-renewal has not occurred.

A Grandfathered license allows the operator to have up to seven (7) charities in a hall and charge up to $600 per session in rent.  These licenses are regulated by the Texas Lottery Commission and must be renewed each year.  There is an annual fee associated with the renewal of these licenses, which is expensed throughout the year.  There is a limited number of these licenses available and they are traded between individuals and organizations.  They are a traded commodity, in that they have a cash value which is determined by the market place.  These licenses can only be revoked or canceled by failing to renew them by the renewal date or for illegal activity.

A Tier license is deemed by the Company to have no value as an asset and is not recorded as an asset. A Tier commercial lessor license is any license issued after 1989 or any license issued prior to 1989 in which a non-renewal occurred.  A Tier license allows the operator to have one (1) charity in a hall and charge up to $600 per session in rent.  These licenses are issued, renewed, and applied for through the Texas Lottery Commission.  The only cost associated with obtaining and keeping this type of license is an annual renewal fee, which is expensed throughout the year.  These licenses are not sold on a negotiated basis, at this time.

In South Carolina there are promoter and solicitor licenses with set fees that are renewed each year and expensed during the year.  In Alabama there is a business license which is based upon the gross amount of rents, these too are renewed annually and expensed during the year.  These licenses are not recorded as assets and therefore have no related amortization.

Non-compete covenants are amortized over the periods of the stated benefits, ranging from one to five years, and are monitored for contractual compliance.  If the projected undiscounted future cash flows related to the intangible assets are less than the recorded value, the intangible asset is written down to fair value.

Revenue Recognition

The Company generates revenues from the following sources and recognizes revenue when earned and collectability is probable:

(i)	Bingo:

Bingo rents, paper sales and head tax payments are received from charitable organizations through various sub-lease agreements of the Company's bingo centers.  Revenues are determined by customer attendance, spending and prize payouts, profit splits, as well as state regulations, which may dictate the number of bingo sessions a charity can conduct and rent limits that can be paid to a commercial lessor, such as the Company.  Revenues are accrued and accounted for in the month that they are due when realizable.  Revenues that are generated by amounts, such as customer attendance, are recognized in the month they are earned and collectability is probable.

(ii)	Other:

Other revenues are earned concessions, vending machines, bingo supplies, and other sources.  Other revenues are recognized in the month they are earned when collectability is probable.

Income Taxes

Deferred income tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the tax basis and financial reporting carrying amounts of assets and liabilities. The Company periodically evaluates its deferred tax assets and adjusts any related valuation allowance based on the estimate of the amount of such deferred tax assets which the Company does not believe will meet the “more-likely-than-not” recognition criteria.

Per Share Data

Basic earnings (loss) per share of common stock is calculated by dividing net income (loss) available to common share holders by the weighted average number of common shares actually outstanding during each period.  Diluted earnings (loss) per share of common stock is calculated by dividing net income (loss) by the fully diluted weighted average number of common shares outstanding during each period, which includes dilutive stock options and convertible shares.

Stock-Based Compensation

The Company applies FASB ASC 718, Compensation – Stock Compensation (FASB ASC 718) and FASB ASC 505, Equity (FASB ASC 505), using the modified prospective method of implementation, whereby the prospective method records the compensation expense from the implementation date forward, however leaves prior periods unchanged in accounting for its stock options.

Recently Issued Accounting Pronouncements

In January 2010, the FASB updated FASB ASC 820, Fair Value Measurements and Disclosures (FASB ASC 820) that requires additional disclosures and clarifies existing disclosures regarding fair value measurements. The additional disclosures include 1) transfers in and out of Levels 1 and 2 and 2) activity in Level 3 fair value measurements. The update provides amendments that clarify existing disclosures on 1) level of disaggregation and 2) disclosures about inputs and valuation techniques. This update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. These disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. We adopted the update on January 1, 2010, as required and concluded it did not have a material impact on our consolidated financial position or results of operations.

In February 2010, the FASB updated FASB ASC 855, Subsequent Events (FASB ASC 855) that requires an entity that is an SEC filer to evaluate subsequent events through the date that the financial statements are issued. For an SEC filer, this guidance also eliminates the required disclosure of the date through which subsequent events are evaluated.  This update is effective upon issuance. We adopted the update on January 1, 2010, as required and concluded it did not have a material impact on our consolidated financial position or results of operations.